CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Feb. 28, 2017
CASH AND CASH EQUIVALENTS
Schedule of Cash, Cash Equivalents and Restricted Cash

        The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

	February 28, 2017		February 29, 2016
Currency	USD Amount	% of Total	USD Amount	% of Total
US dollar	2,320	57.0%	1,600	37.4%
Canadian dollar	44	1.1%	39	0.9%
Indian rupee	1,279	31.4%	2,317	54.2%
Other	430	10.5%	321	7.5%

Total Cash and Cash Equivalents	4,073	100.0%	4,277	100.0%